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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 -------------------------------

                 -------------------------------

Form 13F File Number:          28-10673
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jerome Pfund
         -------------------------------
Title:       Chief Executive Officer
         -------------------------------
Phone:       514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Jerome Pfund,                Montreal, Quebec,
      Chief Executive Officer                  Canada             May 5, 2004
  ---------------------------------    ------------------------   -----------
          [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   57
                                        --------------------

Form 13F Information Table Value Total:            $2,063,070
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                                          SECTORAL ASSET MANAGEMENT INC.
                                     FORM 13F INFORMATION TABLE - March 31, 2004





     COLUMN 1           COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
  Name of Issuer     Title of Class       CUSIP      Value    Shrs or  Sh/  Put/  Investment   Other          Voting Authority
                                                   (X $1000)  Prn Amt  Prn  Call  Discretion  Managers    Sole     Shared    Other
ABGENIX INC            COMMON          00339B107    30628     2299400  SH           SOLE                 160400            2139000
AFFYMETRIX             COMMON-OPTION   00826T108     1949       57700  SH   PUT     SOLE                  57700                  0
AFFYMETRIX INC         COMMON          00826T108    91860     2720160  SH           SOLE                  68110            2652050
ALEXION PHARM INC      COMMON          015351109    47676     2005718  SH           SOLE                 117482            1888236
ALKERMES INC           COMMON          01642T108    81226     5079804  SH           SOLE                 237690            4842114
AMGEN INC              COMMON          031162100   160042     2752220  SH           SOLE                  59330            2692890
AMGEN INC              COMMON-OPTION   031162100     3163       54400  SH   PUT     SOLE                  54400                  0
ASTRALIS LTD           WRT             046352100      858      600000  SH           SOLE                 600000                  0
ASTRALIS PHARMA        COMMON          046352100      858      600000  SH           SOLE                 600000                  0
AVIGEN                 WRT             053690103      182       33195  SH           SOLE                      0              33195
AVIGEN                 WRT             053690103       67       12341  SH           SOLE                      0              12341
AVIGEN INC             COMMON          053690103     2240      409648  SH           SOLE                      0             409648
AVIGEN INC (REST)      COMMON          053690103     1245      227680  SH           SOLE                      0             227680
BARR PHARMACEUTICALS   COMMON          068306109     2064       44967  SH           SOLE                   4775              40192
BIOGEN IDEC INC        COMMON          09062X103    45987      827112  SH           SOLE                      0             827112
BOSTON LIFE (REST)     WRT             100843408      600      500000  SH           SOLE                      0             500000
BOSTON LIFE (REST)     WRT             100843408      488      400000  SH           SOLE                      0             400000
BRISTOL MYERS SQUIBB   COMMON          110122108     4409      181980  SH           SOLE                  21680             160300
CELGENE CORP           COMMON          151020104   201052     4219347  SH           SOLE                  92200            4127147
CELGENE CORP           COMMON-OPTION   151020104     3455       72500  SH   PUT     SOLE                  72500                  0
CELGENE CORP           COMMON-OPTION   151020104      405        8500  SH   PUT     SOLE                   8500                  0
CEPHALON INC           COMMON          156708109    84349     1471285  SH           SOLE                   2035            1469250
CONNETICS CORP         COMMON          208192104     3667      166540  SH           SOLE                  98740              67800
CURAGEN CORP           COMMON          23126R101      254       40695  SH           SOLE                  40695                  0
GENENTECH INC          COMMON          368710406    44989      425150  SH           SOLE                      0             425150
GENESOFT (REST)        COMMON          68812R105     1393      371392  SH           SOLE                      0             371392
GENTA INC              COMMON          37245M207     1892      180211  SH           SOLE                 180211                  0
GENZYME CORP           COMMON          372917104    91556     1957160  SH           SOLE                      0            1957160
GILEAD SCIENCES INC    COMMON          375558103   105252     1898140  SH           SOLE                   5820            1892320
HUMAN GENOME SCI       COMMON          444903108    51217     4087560  SH           SOLE                   7210            4080350
ICOS CORP              COMMON          449295104    53314     1443650  SH           SOLE                   2750            1440900
ILEX ONCOLOGY INC      COMMON          451923106    60408     2525429  SH           SOLE                 119420            2406009
INTERMUNE INC          COMMON          45884X103    95731     4909300  SH           SOLE                 205350            4703950
INVITROGEN CORP        COMMON          46185R100    59736      833249  SH           SOLE                      0             833249
K V PHARMACEUTICAL     CLASS A         482740206     1303       53035  SH           SOLE                   8240              44795
KERYX BIOPHARMACEUT    COMMON          492515101     6367      416700  SH           SOLE                 253800             162900

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



     COLUMN 1           COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
  Name of Issuer     Title of Class       CUSIP      Value    Shrs or  Sh/  Put/  Investment   Other          Voting Authority
                                                   (X $1000)  Prn Amt  Prn  Call  Discretion  Managers    Sole     Shared    Other

KING PHARMACEUTICALS   COMMON          495582108     1809      107450  SH           SOLE                  27350              80100
MEDAREX INC            COMMON          583916101    21201     2363490  SH           SOLE                  95335            2268155
MEDICINES CO           COMMON          584688105    95267     2957690  SH           SOLE                  57470            2900220
MEDIMMUNE INC          COMMON          584699102    85558     3707000  SH           SOLE                 157960            3549040
MEDTRONIC INC          COMMON          585055106      248        5200  SH           SOLE                   5200                  0
MILLENNIUM PHARMA      COMMON          599902103    54417     3219939  SH           SOLE                      0            3219939
NABI BIOPHARMACEUTIC   COMMON          629519109    24048     1545521  SH           SOLE                  10900            1534621
NEORX CORP             COMMON          640520300      941      214781  SH           SOLE                 214781                  0
NEUROCRINE BIOSCIENC   COMMON          64125C109    33028      558950  SH           SOLE                      0             558950
NPS PHARMACEUTICALS    COMMON          62936P103    82879     2906000  SH           SOLE                   8650            2897350
OSI PHARMACEUTICALS    COMMON          671040103    96501     2513050  SH           SOLE                  63680            2449370
PALATIN TECHNO         WRT             696077304     1055      252981  SH           SOLE                  86314             166667
PALATIN TECHNO(REST)   EX WRT          696077304     7540     1808151  SH           SOLE                      0            1808151
PALATIN TECHNOLOGIES   COMMON          696077304     1889      453100  SH           SOLE                 406220              46880
PHARMION CORP          COMMON          71715B409    28675     1272171  SH           SOLE                 102182            1169989
SEPRACOR INC           COMMON          817315104    92204     1916930  SH           SOLE                  62880            1854050
TEVA PHARMACEUTICAL    ADR             881624209      519        8190  SH           SOLE                   8190                  0
TRIMERIS INC           COMMON          896263100    21723     1472735  SH           SOLE                  95535            1377200
TULARIK INC            COMMON          899165104     2340       95330  SH           SOLE                      0              95330
VICURON PHARMA         COMMON          926471103    65774     2891170  SH           SOLE                 152070            2739100
WYETH                  COMMON          983024100     3572       95120  SH           SOLE                  12720              82400
                     57                           2063070
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